FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of detailed information about classification of financial instruments [Table Text Block]
	As at
	December 31,	December 31,
	2024	2023
Financial assets
Amortized cost:
Cash and cash equivalents	$9,717	$14,107
Royalty, derivative royalty, and stream receivables	2,253	2,482
Other receivables	263	329
Fair value through profit or loss:
Marketable securities	305	295
Total financial assets	$12,538	$17,213

Financial liabilities
Amortized cost:
Trade and other payables	$1,188	$5,394
Loans payable	12,625	13,725
Acquisition payables	2,233	2,928
Fair value through profit or loss:
Derivative loan liabilities	68	561
Total financial liabilities	$16,114	$22,608